Form N-1A Supplement	May 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 1, 2026
to the Prospectus and Summary Prospectus, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2026
As previously announced, on September 17, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies effective on or about October 26, 2026 (the Effective Date). As a result, from and after the Effective Date, Newton Investment Management North America, LLC (Newton) will assume day-to-day management of a portion of the Fund’s portfolio. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The fifth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by managing a portion of the Fund’s assets and selecting one or more subadvisers to manage other portions of the Fund’s assets independently of each other and Columbia Management. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century) and Newton Investment Management North America, LLC (Newton).
The rest of the section remains the same.
The third paragraph under the heading “Performance Information” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to October 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.

Multi-Manager Value Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 1, 2026
to the Prospectus and Summary Prospectus, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2026
As previously announced, on September 17, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies effective on or about October 26, 2026 (the Effective Date). As a result, from and after the Effective Date, Newton Investment Management North America, LLC (Newton) will assume day-to-day management of a portion of the Fund’s portfolio. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The fifth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by managing a portion of the Fund’s assets and selecting one or more subadvisers to manage other portions of the Fund’s assets independently of each other and Columbia Management. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century) and Newton Investment Management North America, LLC (Newton).
The rest of the section remains the same.
The third paragraph under the heading “Performance Information” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to October 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.